COMMITMENTS AND CONTINGENCIES - Wilson-Davis (Details) - Wilson Davis Co Inc - USD ($)	Dec. 19, 2019	Feb. 27, 2018	Dec. 31, 2023	Dec. 21, 2023	Oct. 16, 2023	Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES
Amount of damages awarded to the plaintiff in the legal matter.	$ 1,265,000	$ 1,470,000
Damage reduced	205,000
Accrued contingent liability	$ 100,000		$ 100,000			$ 100,000
Lease For Salt Lake City Office
COMMITMENTS AND CONTINGENCIES
Term of lease					3 years
Office Lease For Denver Office
COMMITMENTS AND CONTINGENCIES
Term of lease				1 year